Repurchase of common stock (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Aug. 31, 2017
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares	1,921,401	1,921,401
Treasury Stock, Value	$ 15,348,909	$ 15,348,909
Stock Repurchase Program, Authorized Amount			$ 25,000,000
Repurchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock Acquired, Average Cost Per Share	$ 7.72
Treasury Stock, Value	$ 11,100,000
Board of Directors [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares	1,435,654